Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
Liability Awards (Income) Expense	$(0.6)	$5.6	$5.4
Equity Awards Expense	12.5	11.1	9.3
Total stock-based compensation expense	$11.9	$16.7	$14.7

Summary of Stock Options Available for Grant
The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2019, 2018 and 2017:

Shares Available for Grant
Balance at 31 March 2017	27,238,814
Granted	(1,779,904)
Balance at 31 March 2018	25,458,910
Granted	(1,714,094)
Balance at 31 March 2019	23,744,816

Summary of Stock Options Activity
There were no stock options granted during the years ended 31 March 2019 and 2018. The following table summarizes the Company’s stock options activity during the noted periods:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2017	48,896	6.38
Exercised	(48,896)	6.38
Balance at 31 March 2018	—
Exercised	—
Balance at 31 March 2019	—

Restricted Stock Unit Activity
The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2017	3,340,245	14.80
Granted	1,779,904	14.04
Vested	(615,334)	12.05
Forfeited	(367,223)	14.12
Non-vested at 31 March 2018	4,137,592	14.63
Granted	1,714,094	14.12
Vested	(745,787)	15.53
Forfeited	(844,391)	13.71
Non-vested at 31 March 2019	4,261,508	14.47

Assumptions Used for Restricted Stock Grants
The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2019 and 2018, respectively:

Vesting Condition:	Market	Market	Market
	FY19	FY19	FY18
Date of grant	6 Sep 2018	17 Aug 2018	21 Aug 2017
Dividend yield (per annum)	3.0%	3.0%	3.0%
Expected volatility	26.8%	28.1%	30.1%
Risk free interest rate	2.7%	2.7%	1.5%
Expected life in years	2.9	3.0	3.3
JHX stock price at grant date (A$)	20.87	22.00	17.91
Number of restricted stock units	49,381	663,738	932,393